JOINT VENTURES	6 Months Ended
Jun. 30, 2013
JOINT VENTURES
JOINT VENTURES
5. JOINT VENTURES

For the six months ended June 30, 2013, NL Mojave (see Note 1) had a loss of $1,412 which was comprised of $1,217 loss attributable to NL Mojave as a result of its 50% joint venture investment and of $195 interest and finance costs, respectively. As mentioned in Note 1, the Company owns 52% of NL Mojave and consolidates NL Mojave into its financial statements and presents the 48% outside ownership interest as a non-controlling interest

For the six months ended June 30, 2013, the joint venture had a loss of $2,433 ($1,217 net to the Company), which was comprised of the monthly fees for marketing and administrative services, as well as from other various expenses. As of June 30, 2013 and December 31, 2012, the joint venture’s gross current assets were $2,317 and $2,380, respectively and its gross current liabilities were $7,189 and $4,819, respectively. The joint venture is accounted for pursuant to the equity method of accounting and therefore the Company’s investment in and share of the venture’s loss is presented as a separate line item in the unaudited condensed consolidated balance sheet and the statement of operations and comprehensive loss.